Summary of significant accounting policies - Certain risks and concentrations (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of institutional cooperators	3	2
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional Funding Partner A
Concentration Risk [Line Items]
Concentration, risk percentage		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator A
Concentration Risk [Line Items]
Concentration, risk percentage	26.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage	13.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator D
Concentration Risk [Line Items]
Concentration, risk percentage	15.60%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional cooperator E
Concentration Risk [Line Items]
Concentration, risk percentage		15.50%
Total loans | Customer Concentration Risk [Member] | Institutional cooperator A
Concentration Risk [Line Items]
Concentration, risk percentage	29.60%		0.00%
Total loans | Customer Concentration Risk [Member] | Institutional cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage	12.30%
Total loans | Customer Concentration Risk [Member] | Institutional cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage		27.60%	54.40%
Deposits
Concentration Risk [Line Items]
Number of institutional cooperators	4	2
Deposits | Customer Concentration Risk [Member] | Institutional cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage	20.10%
Deposits | Customer Concentration Risk [Member] | Institutional cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage		30.70%
Deposits | Customer Concentration Risk [Member] | Institutional cooperator D
Concentration Risk [Line Items]
Concentration, risk percentage	19.20%
Deposits | Customer Concentration Risk [Member] | Institutional cooperator E
Concentration Risk [Line Items]
Concentration, risk percentage	10.70%	23.10%
Deposits | Customer Concentration Risk [Member] | Institutional Cooperator F [Member]
Concentration Risk [Line Items]
Concentration, risk percentage	10.00%